DERIVATIVE LIABILITY ON WARRANTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	May 08, 2019	May 21, 2018	Mar. 28, 2018	Nov. 30, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019	Sep. 30, 2018
Sale of stock					50,000
Description of down round provision					The down round provision of the above Warrants requires a reduction in the exercise price if there are future issuances of common stock equivalents at a lower price than the $2.50 exercise price of the Warrants
Increase (decrease) in derivative liability					$ (1,565,039)
Derivative liability on warrants						$ 2,261,039	$ 696,000
Stock price						$ 1.125	$ 1.625
Exercise price					$ 2.50		$ 2.50
Expected term							5 years
Expected volatility						148.00%	159.00%
Risk free interest rates							220.00%
Derivative liability						$ 1,182,750	$ 458,072	$ 2,261,039	$ 255,294
Minimum [Member]
Exercise price						$ 0.625
Expected term						2 years 5 months 16 days	3 months
Risk free interest rates						2.46%	1.28%
Maximum [Member]
Exercise price						$ 2.50
Expected term						2 years 6 months 3 days	9 months
Risk free interest rates						2.51%	1.53%
Series E Preferred Stock
Sale of stock		1,200,000
Investor [Member]
Issuance of warrants				480,000
Exercisable price per share				$ 2.50
Expiry period				5 years
Four Investor [Member]
Issuance of warrants		480,000
Exercisable price per share		$ 2.50
Expiry period		5 years
Warrant [Member]
Issuance of warrants	960,000		400,000
Derivative liability						$ 2,261,039
Warrant [Member] | Four Investor [Member] | Series E Preferred Stock
Issuance of warrants		480,000
Common Stock
Sale of stock				480,000